LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2016
Long-term Debt, by Current and Noncurrent [Abstract]
Schedule of long-term debt

(in thousands of $)	2016	2015
Long-term debt:
3.75% senior unsecured convertible bonds due 2016	—	117,500
Norwegian kroner 600 million senior unsecured floating rate bonds due 2017	65,445	63,681
3.25% senior unsecured convertible bonds due 2018	184,202	350,000
Norwegian kroner 900 million senior unsecured floating rate bonds due 2019	87,801	85,434
5.75% senior unsecured convertible bonds due 2021	225,000	—
U.S. dollar denominated floating rate debt due through 2023	1,017,558	1,049,861
Total debt principal	1,580,006	1,666,476
Less: unamortized debt issuance costs	(27,132)	(32,271)
Less: current portion of long-term debt	(174,900)	(208,031)
	1,377,974	1,426,174

Schedule of maturities of debt
The outstanding debt as of December 31, 2016, is repayable as follows:

(in thousands of $) Year ending December 31,
2017	174,900
2018	324,847
2019	264,481
2020	172,060
2021	457,412
Thereafter	186,306
Total debt principal	1,580,006